INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION (Details Narrative) (USD $)	12 Months Ended
Jun. 30, 2014
Advances under control of the Company	$ 111,742
OXFC Basketball League
Date of Agreement	Oct. 01, 2013
Intangible asset, net	8,437
OXFC LLC
Date of Agreement	Apr. 29, 2013
Date of Effectiveness of Agreement	May 01, 2012
Share Issuance under Agreement	26,346
Percentage Of Interest	100.00%
Intangible asset, net	$ 481,599
OXFC Trading Limited
Date of Agreement	Jul. 01, 2013
Percentage Of Interest	49.00%